Redacted ID	Compliance Event	Compliance Exceptions	Compliance Comments	Eligible For Predatory Testing - Unable to Test	Compliance Comp Factors	Category	S&P Compliance Grade	Fitch Compliance Grade	Moody's Compliance Grade	DBRS Compliance Grade
243408379	2
[2]   Initial TIL Date not within 3 days of Initial Application Date
[2]   Initial GFE Date not within 3 days of Initial Application Date
[2]   State - Missing Notice to Purchaser-Mortgagor
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)

							RB	B	B	B
243229211	2	[2] State - Missing FHA/VA Allowed / Disallowed Borrower Paid Charges Disclosure					RB	B	B	B
243440930	3	[3] TIL Incomplete [2] Affiliated Business Doc Missing [2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date	Final TIL is executed by borrower at closing; however, reflects estimated APR, Finance Charge, Amount Financed and Total Payment figures.	NO		TNR - Testing Not Required	RB	B	B	B
243733737	2
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   State - Missing Anti-Coercion Notice
[2]   State - Missing Collateral Protection Act Disclosure
[2]   State - Missing Notice to Cosigner
[2]   State - Missing Tangible Net Benefit Disclosure

							RB	B	B	B
243875421	2
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   State - Missing Anti-Coercion Notice
[2]   State - Missing Collateral Protection Act Disclosure
[2]   Missing WV Net Tangible Benefit Worksheet
[2]   Initial TIL Missing

							RB	B	B	B